Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2014
Hanwha SolarOne Investment Holding Ltd. ("SolarOne Investment")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	May 17, 2006
Place of incorporation/ establishment	British Virgin Islands
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Hanwha SolarOne Hong Kong Limited ("SolarOne HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	May 16, 2007
Place of incorporation/ establishment	Hong Kong
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding and international procurements/sales
Hanwha SolarOne U.S.A. Inc. ("SolarOne USA")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Sep. 18, 2007
Place of incorporation/ establishment	United States of America
Percentage of shareholding/ ownership	100.00%
Principal activities	Sales in USA
Hanwha SolarOne GmbH ("SolarOne GmbH")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Feb. 14, 2008
Place of incorporation/ establishment	Germany
Percentage of shareholding/ ownership	100.00%
Principal activities	International sales
Solar Canada
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Apr. 26, 2012
Place of incorporation/ establishment	Canada
Percentage of shareholding/ ownership	100.00%
Principal activities	International sales
Solar Australia
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	May 01, 2012
Place of incorporation/ establishment	Australia
Percentage of shareholding/ ownership	100.00%
Principal activities	International sales
Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Aug. 27, 2004
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Development, manufacturing and sales of PV products to both domestic and overseas customers
Hanwha SolarOne (Shanghai) Co., Ltd. ("SolarOne Shanghai") (previously known as Shanghai Linyang Solar Technology Co., Ltd.)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Mar. 29, 2006
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Sales of PV products to PRC customers
Hanwha Solar Engineering Research and Development Center Co., Ltd. ("Solar R&D")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Apr. 09, 2007
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Research and development
Hanwha SolarOne Technology Co., Ltd. ("SolarOne Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Jul. 31, 2007
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Manufacturing of silicon ingots and wafers
Hanwha Solar Electric Power Engineering Co., Ltd. ("Solar Engineering")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	May 25, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Provision of solar system integration services in the PRC and sales of PV products
Nantong Hanwha Import & Export Co., Ltd. ( "Nantong I &E" )
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Apr. 15, 2011
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Import and export business
Hanwha SolarOne (Nantong) Co., Ltd. ("SolarOne Nantong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Apr. 15, 2011
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Development, manufacturing and sales of PV products to both domestic and overseas customers
Nantong Tech
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Jul. 08, 2013
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Provision of solar system integration services in the PRC
Hanwha SolarOne Power Generation (Wuxi) Co., Ltd. ( "SolarOne Wuxi" )
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Nov. 28, 2014
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Provision of solar system integration services in the PRC
Hanwha Q Cells Corp. ("Solar Global")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ establishment/ acquisition	Dec. 19, 2014
Place of incorporation/ establishment	Korea
Percentage of shareholding/ ownership	100.00%
Principal activities	Manufacturing and sale of PV products